Goodwill - Summary of Key Assumptions Used for Assessing the Recoverable Amount of Goodwil (Detail) - Goodwill [member]	12 Months Ended
Dec. 31, 2018 $ / oz
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate	5.00%
Conversion factor of resources and exploration potential to proven and probable reserves	21.00%
Fair value per ounce of resources and exploration potential beyond proven and probable reserves	140
Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Gold price ($/oz)	1,275
Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Gold price ($/oz)	1,300